Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Financial assets at beginning of period	€ 403	€ 352
Additions	13	41
Deductions	(43)	(15)
Currency translation differences	21	25
Other changes	(3)
Financial assets at end of period	€ 391	€ 403